KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 2.7%
Entertainment Content - 1.1%
Walt Disney Company (The)	630	$ 83,078

Internet Media & Services - 1.6%
Alphabet, Inc. - Class A (a)	72	117,326

Consumer Discretionary - 10.3%
Apparel & Textile Products - 5.1%
adidas AG - ADR (a)	556	85,001
Levi Strauss & Company - Class A	8,675	106,876
NIKE, Inc. - Class B	1,000	111,890
VF Corporation	1,095	71,997
		375,764
Automotive - 2.2%
Tesla, Inc. (a)	335	166,937

E-Commerce Discretionary - 0.8%
PetMed Express, Inc.	1,650	57,354

Leisure Facilities & Services - 1.4%
Cheesecake Factory, Inc. (The)	1,805	53,302
Chipotle Mexican Grill, Inc. (a)	41	53,721
		107,023
Retail - Discretionary - 0.8%
Industria de Diseno Textil S.A. - ADR	4,425	62,393

Consumer Staples - 16.0%
Food - 8.0%
Beyond Meat, Inc. (a)	780	105,963
Conagra Brands, Inc.	2,570	98,585
General Mills, Inc.	1,040	66,508
Hershey Company (The)	455	67,631
Ingredion, Inc.	1,130	90,898
Kellogg Company	965	68,428
Nestlé S.A. - ADR	555	66,825

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Consumer Staples - 16.0% (Continued)
Food - 8.0% (Continued)
Vital Farms, Inc. (a)	890	$ 35,066
		599,904
Household Products - 4.7%
Colgate-Palmolive Company	845	66,975
Estée Lauder Companies, Inc. (The) - Class A	348	77,159
L'Oreal S.A. - ADR	1,015	67,122
Procter & Gamble Company (The)	535	74,006
Unilever plc - ADR	1,075	64,048
		349,310
Retail - Consumer Staples - 2.5%
Sprouts Farmers Market, Inc. (a)	4,955	115,699
Walmart, Inc.	530	73,591
		189,290
Wholesale - Consumer Staples - 0.8%
Archer-Daniels-Midland Company	1,260	56,397

Energy - 6.5%
Oil & Gas Producers - 5.1%
Equinor ASA - ADR	6,749	108,321
Repsol S.A. - ADR	8,649	68,314
Royal Dutch Shell plc - Class B - ADR	2,605	73,201
Total SE - ADR	3,230	127,811
		377,647
Renewable Energy - 1.4%
First Solar, Inc. (a)	1,339	102,554

Financials - 5.7%
Banking - 3.9%
Bank of Montreal	1,175	74,695
BNP Paribas S.A. - ADR (a)	3,567	77,654
Citigroup, Inc.	1,295	66,200
ING Groep N.V. - ADR (a)	8,528	68,991
		287,540
Institutional Financial Services - 1.8%
Credit Suisse Group AG - ADR	6,500	71,305

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 5.7% (Continued)
Institutional Financial Services - 1.8% (Continued)
Goldman Sachs Group, Inc. (The)	320	$ 65,559
		136,864
Health Care - 13.2%
Biotech & Pharma - 11.4%
AbbVie, Inc.	1,080	103,432
Amgen, Inc.	292	73,969
AstraZeneca plc - ADR	1,720	96,320
Bristol-Myers Squibb Company	2,190	136,218
Merck & Company, Inc.	1,395	118,952
Novo Nordisk A/S - ADR	1,570	103,683
Roche Holding AG - ADR	2,684	117,291
Sanofi - ADR	1,885	95,343
		845,208
Medical Equipment & Devices - 1.8%
Abbott Laboratories	470	51,451
Medtronic plc	780	83,826
		135,277
Industrials - 8.6%
Commercial Support Services - 3.2%
Republic Services, Inc.	690	63,977
ShotSpotter, Inc. (a)	1,985	59,470
Waste Management, Inc.	1,047	119,358
		242,805
Diversified Industrials - 1.0%
Pentair plc	1,625	73,352

Engineering & Construction - 1.9%
Stantec, Inc.	2,315	75,261
Vinci S.A. - ADR	2,933	68,779
		144,040
Machinery - 1.0%
Xylem, Inc.	915	73,365

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Transportation & Logistics - 1.5%
Deutsche Post AG - ADR	2,386	$ 108,610

Materials - 17.8%
Chemicals - 4.1%
Akzo Nobel N.V. - ADR	3,145	103,880
Avery Dennison Corporation	520	60,003
BASF SE - ADR	4,013	61,192
Koninklijke DSM N.V. - ADR	1,945	78,223
		303,298
Construction Materials - 3.0%
CRH plc - ADR	1,715	63,626
LafargeHolcim Ltd. - ADR (a)	10,502	99,139
Vulcan Materials Company	515	61,800
		224,565
Forestry, Paper & Wood Products - 1.4%
Stora Enso Oyj - ADR	3,381	50,005
UPM-Kymmene Oyj - ADR	1,775	53,818
		103,823
Metals & Mining - 9.3%
Barrick Gold Corporation	5,061	150,059
Fortescue Metals Group Ltd. - ADR	4,840	129,712
Freeport-McMoRan, Inc.	6,296	98,280
Kinross Gold Corporation (a)	8,346	74,112
Newmont Corporation	2,217	149,160
Rio Tinto plc - ADR	1,560	95,519
		696,842
Technology - 12.2%
Semiconductors - 3.4%
Intel Corporation	2,210	112,599
NVIDIA Corporation	255	136,420
		249,019
Software - 4.6%
Microsoft Corporation	615	138,701
Oracle Corporation	745	42,629
SAP SE - ADR	670	110,825

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 12.2% (Continued)
Software - 4.6% (Continued)
Simulations Plus, Inc.	860	$ 51,239
		343,394
Technology Hardware - 3.1%
Cisco Systems, Inc.	2,645	111,672
FUJIFILM Holdings Corporation - ADR	1,400	66,584
Sony Corporation - ADR	690	54,261
		232,517
Technology Services - 1.1%
International Business Machines Corporation	655	80,768

Utilities - 4.3%
Electric & Gas Marketing & Trading - 1.1%
Orsted A/S - ADR	1,745	81,848

Electric Utilities - 2.5%
Exelon Corporation	1,290	47,614
Iberdrola S.A. - ADR	1,285	65,214
Red Electrica Corporation S.A. - ADR	7,825	74,807
		187,635
Gas & Water Utilities - 0.7%
Veolia Environnement S.A. - ADR	2,067	49,742

Investments at Value - 97.3% (Cost $6,346,759)		$ 7,245,489

Other Assets in Excess of Liabilities - 2.7%		204,236

Net Assets - 100.0%		$ 7,449,725

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

KARNER BLUE ANIMAL IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

1.       Securities Valuation

Karner Blue Animal Impact Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KARNER BLUE ANIMAL IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,245,489	$-	$-	$7,245,489
Total	$7,245,489	$-	$-	$7,245,489

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

Tax cost of portfolio investments	$6,358,498
Gross unrealized appreciation	$1,138,702
Gross unrealized depreciation	(251,711)
Net unrealized appreciation on investments	$886,991

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

4.       Foreign Securities Risk

The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S. registered securities. As of August 31, 2020, the Fund had 37.2% of its net assets invested in ADRs.